INVESTMENTS (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost	$ 263,331	$ 263,331	$ 263,331	$ 284,473
Unrecognized Holding Gains (Losses)	(230,146)	(206,382)	55,022
Fair Value	33,185	56,949	318,353
Realized Holding Loss		0	(147,973)
Loss on Sale	0	0	0
Remodel Auction [Member]
Cost			0
Unrecognized Holding Gains (Losses)			0
Fair Value			0
Realized Holding Loss			(900)
Loss on Sale			0
North Carolina Natural Energy [Member]
Cost	1,500	1,500	1,500
Unrecognized Holding Gains (Losses)	0	0	0
Fair Value	1,500	1,500	1,500
Realized Holding Loss	0	0	0
Loss on Sale	0	0	0
North American Energy One [Member]
Cost	126,000	126,000	126,000
Unrecognized Holding Gains (Losses)	(117,600)	(111,300)	(42,000)
Fair Value	8,400	14,700	84,000
Realized Holding Loss	0	0	0
Loss on Sale	0	0	0
North American Energy Two [Member]
Cost	10,500	10,500	10,500
Unrecognized Holding Gains (Losses)	(8,700)	(7,350)	7,500
Fair Value	1,800	3,150	18,000
Realized Holding Loss	0	0	0
Loss on Sale	0	0	0
North American Energy Three [Member]
Cost	125,331	125,331	125,331
Unrecognized Holding Gains (Losses)	(103,846)	(87,732)	89,522
Fair Value	21,485	37,599	214,853
Realized Holding Loss	0	0	0
Loss on Sale	0	0	0
Efftec International Inc [Member]
Cost			0
Unrecognized Holding Gains (Losses)			0
Fair Value			0
Realized Holding Loss			(22,500)
Loss on Sale			0
Hitech Stages [Member]
Cost			0
Unrecognized Holding Gains (Losses)			0
Fair Value			0
Realized Holding Loss			(124,573)
Loss on Sale			$ 0